Investment Objectives and Goals	Apr. 09, 2025
Schwab Fundamental U.S. Small Company ETF | Schwab Fundamental U.S. Small Company ETF
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Fundamental U.S. Small Company ETF
Schwab Fundamental International Small Equity ETF | Schwab Fundamental International Small Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Fundamental International Small Equity ETF